Subsequent Events - Additional Information (Details) - Subsequent Event - RE2, Inc. - USD ($) $ / shares in Units, shares in Millions, $ in Millions	Apr. 25, 2022	Mar. 28, 2022
Subsequent Event [Line Items]
Aggregate consideration amount		$ 100.0
Cash consideration	$ 30.0	30.0
Number of shares of common stock to be issued		$ 70.0
Common stock issued during acquisition	10.8
Common stock acquired	3.9
Maximum
Subsequent Event [Line Items]
Share price		$ 9.00
Minimum
Subsequent Event [Line Items]
Share price		$ 5.00